Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Jul. 31, 2025	Jul. 31, 2025	Jul. 31, 2025
C000028342
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Advisor Class
C000028338
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A (with sales charges)
Average Annual Return, Percent	12.39%	12.73%	14.76%
C000028341
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C (with sales charges)
Average Annual Return, Percent	15.51%	12.87%	14.40%
C000028345
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000159956
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class Z
Without Sales Load [Member] | C000028342
Average Annual Return [Line Items]
Average Annual Return, Percent	17.68%	14.00%	15.54%
Without Sales Load [Member] | C000028338
Average Annual Return [Line Items]
Average Annual Return, Percent	17.39%	13.72%	15.26%
Without Sales Load [Member] | C000028341
Average Annual Return [Line Items]
Average Annual Return, Percent	16.51%	12.87%	14.40%
Without Sales Load [Member] | C000028345
Average Annual Return [Line Items]
Average Annual Return, Percent	17.60%	13.96%	15.53%
Without Sales Load [Member] | C000159956
Average Annual Return [Line Items]
Average Annual Return, Percent	17.69%	14.07%	15.63%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500 Index
Average Annual Return, Percent	16.33%	15.88%	13.66%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%
AllianceBernstein Index: Russell 1000 Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000 Growth Index
Average Annual Return, Percent	23.75%	17.27%	17.06%